GOLDMAN SACHS TRUST

Class A, Class C, Institutional,
Class R and Class IR Shares of

Goldman Sachs U.S. Equity Fund

Supplement dated March 10, 2010 to the
Prospectus dated November 24, 2009 (the “Prospectus”)

The ticker symbol for the Goldman Sachs U.S. Equity Fund’s (the “Fund”) Institutional Shares is GINGX. The ticker symbol for the Fund’s Class R Shares is GRGVX. The ticker symbol for the Fund’s Class IR Shares is GIRGX. Accordingly, the ticker symbols for the Fund’s Institutional Shares, Class R Shares and Class IR Shares on the cover page of the Prospectus are hereby deleted and replaced with the following:

•	Institutional Shares: GINGX
•	Class R Shares: GRGVX
•	Class IR Shares: GIRGX

The following replaces the fifth sentence in the paragraph at the top of page 7 under the “General Investment Management Approach” section of the Prospectus:

In addition, the Fund publishes on its website month-end top ten holdings subject to a fifteen calendar-day lag between the date of the information and the date on which the information is disclosed.

This Supplement should be retained with your Prospectus
for future reference.

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USTIKHLGSTK 3-10